Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2009 - 1

Class A LIBOR + 2.1000% Notes
Class B 8.0000% Notes
Class C 9.5000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2009 - 1 Indenture Supplement (the "Indenture Supplement"), dated as of May 12, 2009, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2009 - 1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of March 15, 2010, and with respect to the performance of the Trust during the Monthly Period ended February 21, 2010 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	02/26/2010
Monthly Period Beginning:	01/22/2010
Monthly Period Ending:	02/21/2010
Previous Payment Date:	02/16/2010
Payment Date:	03/15/2010
Interest Period Beginning:	02/16/2010
Interest Period Ending:	03/14/2010
Days in Monthly Period:	31
Days in Interest Period:	27
LIBOR Determination Date	02/12/2010
LIBOR Rate	0.23188%
Is there a Reset Date?	Yes

Reset Date #1:	02/10/2010

Reset Date #2:	02/21/2010

I. Trust Receivables Information
a.	Number of Accounts Beginning	42,027,386
b.	Number of Accounts Ending	42,037,312
c.	Average Account Balance (q / b)	430.62

d.	BOP Principal Receivables	18,583,402,840.40
e.	BOP Finance Charge Receivables	646,174,935.33
f.	BOP Total Receivables	19,229,577,775.73

g.	Increase in Principal Receivables from Additional Accounts	336,377,036.30
h.	Increase in Principal Activity on Existing Securitized Accounts	1,887,786,116.42
i.	Increase in Finance Charge Receivables from Additional Accounts	5,115,214.18
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	435,152,096.63
k.	Increase in Total Receivables	2,664,430,463.53

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,705,427,144.70
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	450,610,358.80
p.	Decrease in Total Receivables	3,156,037,503.50

q.	EOP Aggregate Principal Receivables	18,102,138,848.42
r.	EOP Finance Charge Receivables	635,831,887.34
s.	EOP Total Receivables	18,737,970,735.76

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	17,135,081,389.33
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 7.0%)	1,267,149,719.39
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.iii))	1,456,755,719.54

II. Investor Information (Trust Level)
a.	Note Principal Balance (Sum of all Series)
i.	Beginning of Interest Period	17,600,543,476.51*
ii.	Increase in Note Principal Balance due to New Issuance	0.00
iii.	Decrease in Note Principal Balance due to Principal Paid and Note Retired	2,542,459,395.13
iv.	As of Payment Date	15,058,084,081.38

b.	Excess Collateral Amount (Sum of all Series)
i.	Beginning of Interest Period	1,200,139,652.37*
ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
iii.	Increase in Excess Collateral Amount due to New Issuance	0.00
iv.	Reductions in Required Excess Collateral Amount	29,018,262.05
v.	Increase in Unreimbursed Investor Charge-Off	0.00
vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
ix.	As of Payment Date	1,171,121,390.32

c.	Collateral Amount (Sum of all Series)
i.	End of Prior Monthly Period	16,960,457,844.06
ii.	Beginning of Interest Period	16,645,383,128.88*
iii.	As of Payment Date	16,229,205,471.70

III. Trust Performance Data (Monthly Period)
a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
i.	Current	27.5911%
ii.	Prior Monthly Period	23.6232%
iii.	Two Months Prior Monthly Period	25.7342%
iv.	Three-Month Average	25.6495%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
i.	Current	13.7109%
ii.	Prior Monthly Period	13.5713%
iii.	Two Months Prior Monthly Period	13.3093%
iv.	Three-Month Average	13.5305%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
i.	Current	10.0303%
ii.	Prior Monthly Period	9.8998%
iii.	Two Months Prior Monthly Period	9.9654%
iv.	Three-Month Average	9.9651%

d.	Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)	10.1685%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
i.	Current	9.2194%
ii.	Prior Monthly Period	9.2049%
iii.	Two Months Prior Monthly Period	9.2163%
iv.	Three-Month Average	9.2135%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)	9.3577%

g.	Default Amount for Defaulted Accounts	157,471,845.08

h.	Recovery Amount	12,556,442.89

i.	Collections
i.	Total Trust Finance Charge Collections	414,724,204.70
ii.	Total Trust Principal Collections	2,547,955,299.62
iii.	Total Trust Collections	2,962,679,504.32

j.	Delinquency Data	Percentage	Total Receivables
i.	1-29 Days Delinquent	4.2609%	798,397,336.64
ii.	30-59 Days Delinquent	1.5459%	289,664,189.86
iii.	60-89 Days Delinquent	1.2026%	225,333,951.48
iv.	90-119 Days Delinquent	1.0121%	189,642,713.29
v.	120-149 Days Delinquent	0.9207%	172,529,295.75
vi.	150-179 Days Delinquent	0.7699%	144,268,438.84
vii.	180 or Greater Days Delinquent	0.0000%	0.00

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
i.	Current	17.6495%
ii.	Prior Monthly Period	13.5901%
iii.	Two Months Prior Monthly Period	15.0542%
iv.	Three-Month Average	15.4313%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
i.	Current	5.6298%
ii.	Prior Monthly Period	5.3286%
iii.	Two Months Prior Monthly Period	5.3813%
iv.	Three-Month Average	5.4466%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
i.	Current	12.0197%
ii.	Prior Monthly Period	8.2615%
iii.	Two Months Prior Monthly Period	9.6730%
iv.	Quarterly Excess Spread Percentage	9.9847%

V. Investor Information Regarding Distributions to Noteholders
a.	The total amount of the distribution to Class A Noteholders per $1000 Note	1.748910
	Initial Principal Balance.

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on	1.748910
	the Class A Notes, per $1000 Note Initial Principal Balance.

c.	The amount of the distribution set forth in paragraph a. above in respect of principal	0.000000
	on the Class A Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class B Noteholders per $1000 Note	6.666667
	Initial Principal Balance.

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on	6.666667
	the Class B Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal	0.000000
	on the Class B Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class C Noteholders per $1000 Note	7.916667
	Initial Principal Balance.

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on	7.916667
	the Class C Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal	0.000000
	on the Class C Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information
a.	Class A Note Initial Principal Balance	1,000,000,000.00
b.	Class B Note Initial Principal Balance	168,384,879.00
c.	Class C Note Initial Principal Balance	109,965,636.00
d.	Initial Excess Collateral Amount	96,219,932.00
e.	Initial Collateral Amount	1,374,570,447.00

f.	Class A Note Principal Balance
i.	Beginning of Interest Period	1,000,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	1,000,000,000.00

g.	Class B Note Principal Balance
i.	Beginning of Interest Period	168,384,879.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	168,384,879.00

h.	Class C Note Principal Balance
i.	Beginning of Interest Period	109,965,636.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	109,965,636.00

i.	Excess Collateral Amount
i.	Beginning of Interest Period	96,219,932.00
ii.	Increase in Excess Collateral Amount in connection with Supplemental Indenture	0.00
iii.	Reduction in Excess Collateral Amount	0.00
iv.	As of Payment Date	96,219,932.00

j.	Collateral Amount
i.	Beginning of Interest Period	1,374,570,447.00
ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
iii.	Increase / Decrease in Unreimbursed Investor Charge-Offs	0.00
iv.	Increase / Decrease in Reallocated Principal Collections	0.00
v.	Reduction in Excess Collateral Amount	0.00
vi.	Principal Accumulation Account Deposit	0.00
vii.	As of Payment Date	1,374,570,447.00
viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	7.5934%
ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

k.	Required Excess Collateral Amount	96,219,932.00

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information
a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,374,570,447.00

b.	Allocation Percentage Numerator - for Principal Collections	1,374,570,447.00

c.	Allocation Percentage Denominator

i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	18,583,402,840.40
ii.	Number of Days at Balance	19
iii.	Aggregate Principal Receivables Balance on Reset Date 1	17,953,835,120.89
iv.	Number of Days at Balance	11
v.	Aggregate Principal Receivables Balance on Reset Date 2	18,102,138,848.42
vi.	Number of Days at Balance	1
vii.	Average Principal Balance	18,344,483,198.25

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	16,583,416,809.59
	Finance Charge Collections and Default Amounts

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	17,073,115,070.04
	Principal Collections

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.vii. or d.)	7.4931%
g.	Allocation Percentage, Principal Collections (b. / greater of c.vii. or e.)	7.4931%
h.	Series Allocation Percentage	8.3008%

IX. Collections and Allocations	Trust	Series

a. Finance Charge Collections	414,724,204.70	31,075,698.85
b. Recoveries	12,556,442.89	940,866.81
c. Principal Collections	2,547,955,299.62	190,920,835.29
d. Default Amount	157,471,845.08	11,799,522.62
e. Dilution	131,829,634.75	9,878,126.19
f. Investor Uncovered Dilution Amount	0.00	0.00
g. Dilution including Fraud Amount	133,971,278.97
h. Available Finance Charge Collections
i.	Investor Finance Charge Collections	31,075,698.85
ii.	Excess Finance Charge Collections allocable to Series 2009 – 1	0.00
iii.	Principal Accumulation Account Investment Proceeds	0.00
iv.	Investment earnings in the Reserve Account	0.00
v.	Reserve Account Draw Amount	0.00
vi.	Net Swap Receipts	N/A
vii.	Recoveries	940,866.81
i. Available Finance Charge Collections (Sum of h.i through h.vii)		32,016,565.66
j. Total Collections (c.Series + i.)		222,937,400.95
k. Total Finance Charge Collections deposited in the Collection Account		3,742,066.20
(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a. Available Finance Charge Collections	32,016,565.66

i. On a pari passu basis:
a. Payment to the Indenture Trustee, to a maximum of $25,000	0.00
b. Payment to the Trustee, to a maximum of $25,000	0.00
c. Payment to the Administrator, to a maximum of $25,000	29.05

ii. To the Servicer:
a. Noteholder Servicing Fee	2,290,950.75
b. Noteholder Servicing Fee previously due but not paid	0.00
c. Total Noteholder Servicing Fee	2,290,950.75

iii. On a pari passu basis:
a. Class A Monthly Interest	1,748,910.00
b. Class A Deficiency Amount	0.00
c. Class A Additional Interest	0.00
d. Class A Additional Interest not paid on prior Payment Date	0.00
iv. On a pari passu basis:
a. Class B Monthly Interest	1,122,565.86
b. Class B Deficiency Amount	0.00
c. Class B Additional Interest	0.00
d. Class B Additional Interest not paid on prior Payment Date	0.00
v. On a pari passu basis:
a. Class C Monthly Interest	870,561.29
b. Class C Deficiency Amount	0.00
c. Class C Additional Interest	0.00
d. Class C Additional Interest not paid on prior Payment Date	0.00
vi. To be treated as Available Principal Collections
a. Aggregate Investor Default Amount	11,799,522.62
b. Aggregate Investor Uncovered Dilution Amount	0.00

vii. To be treated as Available Principal Collections, to the extent not previously reimbursed
a. Investor Charge-offs	0.00
b. Reallocated Principal Collections	0.00

viii. Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

ix. Amounts required to be deposited to the Spread Account	0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall	0.00

xi. On a pari passu basis:
a. Partial or early termination or other additional amount owed to Class A Swap	N/A
Counterparty
b. Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A

c. Partial or early termination or other additional amount owed to Class C Swap	N/A
Counterparty

xii. Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, second, paid to the Transferor, to be applied in accordance with Section 8.6 of the Indenture unless:	14,184,026.09

a.	There is an Early Amortization Period, in which case Excess Finance Charge Collections will be used to pay Monthly Principal; or	0.00

b.	GE Capital's long term unsecured debt rating is Aa2 or lower by Moody's or AA or lower by S&P and the Free Equity Amount is less than the Minimum Free Equity Amount, in which case Excess Finance Charge Collections will be deposited to the Excess Funding Account up to such shortfall	0.00

XI. Excess Finance Charge Collections (Group One)
a.	Total Excess Finance Charge Collections in Group One	171,289,873.29
b.	Finance Charge Shortfall for Series 2009 – 1	0.00
c.	Finance Charge Shortfall for all Series in Group One	0.00
d.	Excess Finance Charges Collections Allocated to Series 2009 – 1	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)
a.	Investor Principal Collections	190,920,835.29
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	11,799,522.62
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to	0.00
	pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	202,720,357.91

i.	During the Revolving Period, Available Principal Collections treated as Shared Principal	202,720,357.91
	Collections Pursuant to Section 4.4(b)
ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the	0.00
	Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
iii.	During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	202,720,357.91
v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
a. Principal paid to Class A Noteholders	0.00
b. Principal paid to Class B Noteholders	0.00
c. Principal paid to Class C Noteholders	0.00
vi.	Total Principal Collections Available to Share (Inclusive of Series 2009 – 1)	2,249,890,434.62
vii.	Series Principal Shortfall	0.00
viii.	Shared Principal Collections allocated to this Series from other Series	0.00

XIII. Series 2009 – 1 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	10.00
b.	Controlled Accumulation Amount	0.00
c.	Controlled Deposit Amount	0.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
i.	Beginning of Interest Period	0.00
ii.	Controlled Deposit Amount	0.00
iii.	Withdrawal for Principal Payment	0.00
iv.	As of Payment Date	0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a. Reserve Account Funding Date (scheduled)	4/15/2011
b. Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)	0.00
c. Beginning Available Reserve Account Amount	0.00
d. Reserve Draw Amount	0.00
e. Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h. Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a. Spread Account Percentage	0.00%
b. Required Spread Account Amount	0.00
c. Beginning Available Spread Account Amount	0.00
d. Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e. Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f. Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g. Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h. Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i. Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j. Ending Available Spread Account Amount	0.00

XVI. Series Early Amortization Events
a. The Free Equity Amount is less than the Minimum Free Equity Amount	No

Free Equity:
i.	Free Equity Amount	1,456,755,719.54
ii.	Minimum Free Equity Amount	1,267,149,719.39
iii.	Excess Free Equity Amount	189,606,000.15

b. The Note Trust Principal Balance is less than the Required Principal Balance	No

Note Trust Principal Balance:
i.	Note Trust Principal Balance	18,102,138,848.42
ii.	Required Principal Balance	17,135,081,389.33
iii.	Excess Principal Balance	967,057,459.09

c. The three-month average Portfolio Yield is less than three-month average Base Rate	No

Portfolio Yield:
i.	Three month Average Portfolio Yield	15.4313%
ii.	Three month Average Base Rate	5.4466%
iii.	Three Month Average Excess Spread	9.9847%

d. The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No

i.	Expected Principal Payment Date	04/16/2012
ii.	Current Payment Date	03/15/2010

e. Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f. Are there any material breaches or pool of assets representations and warranties or covenants?	No

g. Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h. Has an early amortization event occurred?	No

*This amount reflects the effect of an increase in the Note Principal Balance of a private series that was effectuated by amendment to such series' document on February 10, 2010.

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 10th day of March 2010 .

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By: /s/ Brian Doubles
Name: Brian Doubles
Title: Authorized Signatory